Income taxes (Details) - Schedule of income tax rate to loss before income taxes	10 Months Ended
Dec. 31, 2021
Schedule of income tax rate to loss before income taxes [Abstract]
Statutory income tax rate	11.90%
Non-deductible expense	(10.90%)
Change in valuation allowance	(1.00%)
Other	0.00%
Effective income tax rate	0.00%